Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000254728
Shareholder Report [Line Items]
Fund Name	FM Compounders Equity ETF
Trading Symbol	FMCE
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-888-530-2448
Additional Information Website	https://fmexcelsioretfs.com/fmce/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FM Compounders Equity ETF	$22	0.70%Footnote Reference*

* Annualized

  Had the Fund been open the full reporting period, expenses would be higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

From its launch on November 8th, 2024 through fiscal year-end February 28th, 2025, FMCE returned 2.74% vs. -1.69% for the S&P 500  Equal Weight Index.

FMCE’s outperformance in the period was driven by its concentration in Financials, which the portfolio was heavily oriented towards at launch.

The largest contributors to FMCE’s performance in the period (enumerated with return contribution) were:  Visa Inc. +0.9%, Berkshire Hathaway Inc. +0.7%, Progressive Corp. +0.6%, Philip Morris +0.6%, and Mastercard Inc.  +0.4%.  The largest detractors to performance were: M&T Bank Corp.  -0.3%, Alison Transmission Holdings Inc.  -0.3%, Applied Materials Inc.  -0.2%, Blackline Inc.  -0.2%, and Diageo PLC  -0.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	FM Compounders Equity ETF - NAV	S&P 500® Equal Weight Index
11/08/24	$10,000	$10,000
11/30/24	$10,304	$10,195
12/31/24	$9,785	$9,557
01/31/25	$10,118	$9,891
02/28/25	$10,274	$9,831

Average Annual Return [Table Text Block]
Since Inception (November 8, 2024)
FM Compounders Equity ETF - NAV	2.74%
S&P 500® Equal Weight Index	-1.69%

Performance Inception Date	Nov. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 60,174,276
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 135,081
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$60,174,276
Number of Portfolio Holdings	76
Advisory Fee	$135,081
Portfolio Turnover	21%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.4%
Money Market Funds	3.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Real Estate	0.2%
Utilities	0.9%
Materials	1.2%
Energy	3.1%
Money Market Funds	3.6%
Communications	3.6%
Consumer Discretionary	3.8%
Industrials	5.5%
Health Care	6.1%
Consumer Staples	16.5%
Technology	19.0%
Financials	36.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Berkshire Hathaway, Inc., Class B	7.7%
American Express Company	6.6%
Visa, Inc., Class A	6.2%
Progressive Corporation (The)	5.8%
Mastercard, Inc., Class A	5.2%
Goldman Sachs Financial Square Government Fund, Institutional Class	3.6%
Unilever plc	3.3%
White Mountains Insurance Group Ltd.	3.0%
Philip Morris International, Inc.	2.8%
M&T Bank Corporation	2.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended February 28, 2025.
C000232649
Shareholder Report [Line Items]
Fund Name	FM Focus Equity ETF
Trading Symbol	FMCX
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-888-530-2448
Additional Information Website	https://fmexcelsioretfs.com/fmcx/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FM Focus Equity ETF	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the fiscal year ended February 28th 2025, FMCX returned 13.57% vs. 18.41% for the S&P 500 Total Return Index and 12.5% for the S&P Equal Weight Index. FMCX’s underperformance in the period was driven by: i) certain individual holdings lagging and ii) the growing concentration of the so-called "Magnificent 7" driving an outsized portion (37%) of the S&P 500 Total Return Index in the period.

The largest contributors to FMCX performance in the period (enumerated with return contribution) were: KKR +2.8%, Oracle +1.9%, Broadcom Inc. +1.7%, General Electric Co+1.6%, and Aspen Technology Inc. +1.5%. The largest detractors to performance in the period were: Nice Ltd. -1.9%, Nike -0.8%, McDonald’s Corp -0.5%, Lululemon -0.5%, and Applied Materials Inc. -0.4%.

KKR, which returned 38.9% in the period, has remained FMCX’s top holding since launch. We seized upon additional opportunities presented by market volatility during the fiscal year to add to existing holdings where we continue to have high conviction, as well as to initiate new positions.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	FM Focus Equity ETF - NAV	S&P 500® Index
04/22/22	$10,000	$10,000
06/30/22	$8,892	$8,892
09/30/22	$8,408	$8,458
12/31/22	$8,938	$9,097
03/31/23	$9,419	$9,779
06/30/23	$10,191	$10,634
09/30/23	$9,701	$10,286
12/31/23	$10,898	$11,489
03/31/24	$11,845	$12,701
06/30/24	$11,754	$13,246
09/30/24	$12,842	$14,025
12/31/24	$13,004	$14,363
02/28/25	$13,075	$14,571

Average Annual Return [Table Text Block]
	1 Year	Since Inception (April 22, 2022)
FM Focus Equity ETF - NAV	13.57%	9.85%
S&P 500® Index	18.41%	14.09%

Performance Inception Date	Apr. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 101,218,017
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 678,141
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$101,218,017
Number of Portfolio Holdings	33
Advisory Fee	$678,141
Portfolio Turnover	58%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	90.3%
Money Market Funds	9.7%

Sector Weighting (% of net assets)

Value	Value
Health Care	1.0%
Materials	4.1%
Communications	8.0%
Money Market Funds	9.7%
Industrials	11.3%
Consumer Discretionary	15.9%
Financials	16.8%
Technology	33.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Goldman Sachs Financial Square Government Fund, Institutional Class	9.7%
KKR & Company, Inc.	6.2%
Berkshire Hathaway, Inc., Class A	6.1%
Microsoft Corporation	5.6%
General Electric Company	5.4%
O'Reilly Automotive, Inc.	4.7%
Lowe's Companies, Inc.	4.6%
Salesforce, Inc.	4.3%
Broadcom, Inc.	4.2%
Take-Two Interactive Software, Inc.	4.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended February 28, 2025.